Subsequent Events (Additional Information) (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended
	Nov. 30, 2025	Sep. 30, 2025
Subsequent Event [Line Items]
Warrant liabilities		$ 997
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Company repurchased, Value	$ 70,000